Shareholder Report, Line Graph (Details) - USD ($)											12 Months Ended
	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016	Apr. 30, 2015	Apr. 30, 2025
Logan Capital Broad Innovative Growth ETF
Account Value [Line Items]
Line Graph and Table Measure Name											Logan Capital Broad Innovative Growth ETF NAV
Accumulated Value	$ 32,560	$ 24,785	$ 23,654	$ 27,277	$ 17,154	$ 16,629	$ 14,098	$ 11,701	$ 9,677	$ 10,000	$ 36,597
Russell 1000 Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 1000 Total Return
Accumulated Value	27,820	22,651	22,247	22,723	15,202	15,189	13,402	11,843	10,034	10,000	$ 31,142
Russell 1000 Growth Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 1000 Growth Total Return
Accumulated Value	$ 36,148	$ 27,426	$ 26,800	$ 28,314	$ 18,700	$ 16,872	$ 14,367	$ 12,078	$ 10,107	$ 10,000	$ 41,358